Plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment, Net [Abstract]
Schedule of Plant and Equipment, Net

Plant and equipment consisted of the following as of December 31, 2015 and 2014:

	December 31,
	2015	2014

Leasehold improvements	$-	$36
Machinery and equipment	1	1
Vehicles and office equipment	15	19
Total	16	56
Less: accumulated depreciation	(8)	(42)
Plant and equipment, net	$8	$14